Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 132,650	$ 34,145	$ 4,909	$ 29,551	$ 2,093	$ 203,348
Colombia | Government of Colombia
Total	129,546	33,756	1,004	$ 29,551	1,236	195,093
Colombia | Oleoducto de los Llanos Orientales S.A.
Total			1,386			1,386
Ecuador | Government of Ecuador
Total	842		2,336		131	3,309
Brazil | Government of Brazil
Total	1,332	327	109		26	1,794
Argentina | Government of Argentina
Total	433		53		655	1,141
Chile | Government of Chile
Total	294	$ 62	$ 21			377
Spain | Government of Spain
Total	$ 203				$ 45	$ 248